Voya Target Retirement 2060 Fund Expense Example - Voya Target Retirement 2060 Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 634
Expense Example, with Redemption, 3 Years	759
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,293
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	562
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	98
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	$ 410